Label	Element	Value
Virtus Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Global Allocation Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Global Allocation Fund (the “Fund”) will be effective July 25, 2022.

◾	Virtus Investment Advisers, Inc. (“VIA”), the investment adviser of the Fund, will manage the Fund directly.

◾	Kunal Ghosh and David Torchia will be added as portfolio managers of the Fund, joining Heather Bergman, Ph.D. and Paul Pietranico, CFA.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund, and all references to AllianzGI U.S., as subadviser of the Fund, and to Claudio Marsala, Carl W. Pappo, Jr., CFA, and Rohit Ramesh, as portfolio managers of the Fund, will be removed from the prospectuses.

Additional disclosure changes resulting from the removal of AllianzGI U.S. as subadviser are described below.

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Global Allocation Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The disclosure in footnote 3 under the table in “Fees and Expenses” will be replaced with the following:

(3)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.52% for Class A shares, 1.27% for Class C shares, 0.29% for Institutional Class shares, 0.32% for Class P shares, 0.22% for Class R6 shares and 0.47% for Administrative Class shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 20, 2023
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its investment objective through a combination of active allocation across asset classes and actively managed strategies within those asset classes. The fund allocates its investments across asset classes in response to changing market, macroeconomic, and other factors and events that the portfolio managers believe may affect the value of the fund’s investments. To gain exposure to different asset classes, the fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the fund and indirectly through investments in affiliated mutual funds, as well as through passive strategies. Under normal circumstances, the fund invests directly and indirectly in global equity securities, fixed-income securities, and long and short positions using derivatives across multiple asset classes. The fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities, and the portfolio managers also consider ESG factors in the construction of the overall portfolio. The fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The fund expects to invest a significant portion of the Equity Component into Virtus NFJ Global Sustainability Fund, an affiliated mutual fund. The Fixed Income Component primarily consists of direct or indirect exposure to fixed income securities from any sector, of any credit-quality including high yield bonds, from any part of the capital structure including loans, preferred securities and convertibles, denominated in any currency and issued by any country including emerging markets. Within the Fixed Income Component, the allocation to high-yield bonds, senior loans, preferred, convertibles and emerging market debt, U.S. will not exceed 30% of the fund’s assets on a gross exposure basis. Separately, the fund will also invest in non-U.S. currencies and take FX positions through derivatives, both long and short.

The portfolio managers may also invest up to 10% of the portfolio in any other asset class that falls outside of the Equity Component and the Fixed-Income Component, which constitute the “Other Component.” Examples include, but are not limited to, derivatives on carbon emissions and commodities. Other asset classes or investment grade strategies may be added at the portfolio managers’ discretion. The portfolio managers will typically over- or under-weight the fund’s portfolio against the baseline long-term allocation, depending on the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time.

Depending on market conditions, the Equity Component may range between approximately 50% and 70% of the fund’s assets, the Fixed Income Component may range between approximately 20% and 60% of the fund’s assets and the Other Component may range between 0% and 10% of the fund’s assets. As a result of its derivative positions, the fund may have gross investment exposures in excess of 100% of its net assets (i.e., the fund may be leveraged) and therefore subject to heightened risk of loss. The fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not directly or indirectly own those underlying assets or indices.

The portfolio managers adjust the fund’s exposure to the Equity Component, the Fixed Income Component, and the Other Component in response to changes in their views based on their analysis of market, macroeconomic and other factors. In conjunction with their asset class analysis the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies that apply ESG factors (including the strategy employed by Virtus NFJ Global Sustainability Fund within the Equity Component) and passive ESG ETFs and futures. They also consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.

Within the Fixed Income Component limits described above, the fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”). The strategy is based on bottom-up fundamental credit research, which accounts for the potential financial impact of ESG issues facing corporations and therefore considers ESG factors alongside financial factors in the security selection and overall risk management process. The evaluation process aims to mitigate extreme losses through ESG tail risk management. Portfolio managers have the ability to weigh risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns.

As a portion of the Equity Component described above, the fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The sleeve’s strategy focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower beta and is measured against the performance of the MSCI ACWI Minimum Volatility Index. The portfolio managers apply an investment constraint requiring each individual security within the Managed Volatility Sleeve to have earned a minimum rating for any of the three “E”, “S”, or “G” components at the time of purchase where the process incorporates with scores based on company sustainability disclosure, government and academic data and media searches, among other sources.

The fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The fund is expected to be highly diversified across industries, sectors, and countries. The fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the fund, currency forwards, and structured notes. The fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives, the fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component or Other Component of the fund. The fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the fund’s obligations under derivative transactions.

Investors should retain this supplement with the Prospectuses for future reference.